Summary of Significant Accounting Policies - Summary of Accounts Receivable From Customers (Details) - Accounts Receivable - Customer Concentration Risk	12 Months Ended
Dec. 31, 2022
Customer A
Summary Of Significant Accounting Policies [Line Items]
Percentage of accounts receivable	49.00%
Customer B
Summary Of Significant Accounting Policies [Line Items]
Percentage of accounts receivable	19.00%
Customer C
Summary Of Significant Accounting Policies [Line Items]
Percentage of accounts receivable	17.00%